Employee post-retirement obligations	6 Months Ended
Jun. 30, 2020
Employee post-retirement obligations
Employee post-retirement obligations

22.Employee post-retirement obligations

Reconciliation of net liabilities recognized in the statement of financial position

	June 30, 2020			December 31, 2019
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Amount recognized in the statement of financial position
Present value of actuarial liabilities	(2,829)	(4,338)	(1,469)	(4,006)	(4,421)	(1,504)
Fair value of assets	3,589	3,535	—	5,304	3,726	—
Effect of the asset ceiling	(760)	—	—	(1,298)	—	—
Liabilities	—	(803)	(1,469)	—	(695)	(1,504)

Current liabilities	—	(24)	(44)	—	(13)	(66)
Non-current liabilities	—	(779)	(1,425)	—	(682)	(1,438)
Liabilities	—	(803)	(1,469)	—	(695)	(1,504)